Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Other Borrowings [Abstract]
Schedule of Other Borrowings

As of December 31, 2024 and 2025, other borrowings consisted of the following:

	As of December 31, 2024	As of December 31, 2025
	US$	US$
Unsecured loan facilities from three former shareholders	—	12,470,000
Less: current portion	—	(12,470,000)
Non-current portion	—	—